3) Risk Management (Details 11) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Scenario 1 [Member] | Interest rate in Reais [Member]
Sensitivity Analysis - Trading Portfolio
Risk Factors	[1]	R$ (105)	R$ (97)
Definition		Exposure subject to variations in fixed interest rates and interest rate coupons	Exposure subject to variations in fixed interest rates and interest rate coupons
Scenario 1 [Member] | Price indexes [Member]
Sensitivity Analysis - Trading Portfolio
Risk Factors	[1]	R$ (1,788)	R$ (904)
Definition		Exposure subject to variations in price index coupon rates	Exposure subject to variations in price index coupon rates
Scenario 1 [Member] | Exchange coupon [Member]
Sensitivity Analysis - Trading Portfolio
Risk Factors	[1]	R$ (32)	R$ (10)
Definition		Exposure subject to variations in foreign currency coupon rates	Exposure subject to variations in foreign currency coupon rates
Scenario 1 [Member] | Foreign currency [Member]
Sensitivity Analysis - Trading Portfolio
Risk Factors	[1]	R$ (1,597)	R$ (2,772)
Definition		Exposure subject to exchange rate variations	Exposure subject to exchange rate variations
Scenario 1 [Member] | Equities [Member]
Sensitivity Analysis - Trading Portfolio
Risk Factors	[1]	R$ (354)	R$ (228)
Definition		Exposure subject to variation in stock prices	Exposure subject to variation in stock prices
Scenario 1 [Member] | Sovereign/Eurobonds and Treasuries [Member]
Sensitivity Analysis - Trading Portfolio
Risk Factors	[1]	R$ (167)	R$ (699)
Definition		Exposure subject to variations in the interest rate of securities traded on the international market	Exposure subject to variations in the interest rate of securities traded on the international market
Scenario 1 [Member] | Other [Member]
Sensitivity Analysis - Trading Portfolio
Risk Factors	[1]
Definition		Exposure not classified in other definitions	Exposure not classified in other definitions
Scenario 1 [Member] | Total excluding correlation of risk factors [Member]
Sensitivity Analysis - Trading Portfolio
Risk Factors	[1]	R$ (4,043)	R$ (4,710)
Scenario 1 [Member] | Total including correlation of risk factors [Member]
Sensitivity Analysis - Trading Portfolio
Risk Factors	[1]	(2,647)	(2,617)
Scenario 2 [Member] | Interest rate in Reais [Member]
Sensitivity Analysis - Trading Portfolio
Risk Factors	[1]	R$ (11,776)	R$ (14,128)
Definition		Exposure subject to variations in fixed interest rates and interest rate coupons	Exposure subject to variations in fixed interest rates and interest rate coupons
Scenario 2 [Member] | Price indexes [Member]
Sensitivity Analysis - Trading Portfolio
Risk Factors	[1]	R$ (41,702)	R$ (29,440)
Definition		Exposure subject to variations in price index coupon rates	Exposure subject to variations in price index coupon rates
Scenario 2 [Member] | Exchange coupon [Member]
Sensitivity Analysis - Trading Portfolio
Risk Factors	[1]	R$ (3,256)	R$ (689)
Definition		Exposure subject to variations in foreign currency coupon rates	Exposure subject to variations in foreign currency coupon rates
Scenario 2 [Member] | Foreign currency [Member]
Sensitivity Analysis - Trading Portfolio
Risk Factors	[1]	R$ (39,926)	R$ (74,695)
Definition		Exposure subject to exchange rate variations	Exposure subject to exchange rate variations
Scenario 2 [Member] | Equities [Member]
Sensitivity Analysis - Trading Portfolio
Risk Factors	[1]	R$ (8,856)	R$ (5,710)
Definition		Exposure subject to variation in stock prices	Exposure subject to variation in stock prices
Scenario 2 [Member] | Sovereign/Eurobonds and Treasuries [Member]
Sensitivity Analysis - Trading Portfolio
Risk Factors	[1]	R$ (11,955)	R$ (29,099)
Definition		Exposure subject to variations in the interest rate of securities traded on the international market	Exposure subject to variations in the interest rate of securities traded on the international market
Scenario 2 [Member] | Other [Member]
Sensitivity Analysis - Trading Portfolio
Risk Factors	[1]	R$ (41)	R$ (26)
Definition		Exposure not classified in other definitions	Exposure not classified in other definitions
Scenario 2 [Member] | Total excluding correlation of risk factors [Member]
Sensitivity Analysis - Trading Portfolio
Risk Factors	[1]	R$ (117,512)	R$ (153,787)
Scenario 2 [Member] | Total including correlation of risk factors [Member]
Sensitivity Analysis - Trading Portfolio
Risk Factors	[1]	(73,605)	(72,476)
Scenario 3 [Member] | Interest rate in Reais [Member]
Sensitivity Analysis - Trading Portfolio
Risk Factors	[1]	R$ (23,317)	R$ (27,256)
Definition		Exposure subject to variations in fixed interest rates and interest rate coupons	Exposure subject to variations in fixed interest rates and interest rate coupons
Scenario 3 [Member] | Price indexes [Member]
Sensitivity Analysis - Trading Portfolio
Risk Factors	[1]	R$ (84,093)	R$ (56,245)
Definition		Exposure subject to variations in price index coupon rates	Exposure subject to variations in price index coupon rates
Scenario 3 [Member] | Exchange coupon [Member]
Sensitivity Analysis - Trading Portfolio
Risk Factors	[1]	R$ (6,485)	R$ (1,373)
Definition		Exposure subject to variations in foreign currency coupon rates	Exposure subject to variations in foreign currency coupon rates
Scenario 3 [Member] | Foreign currency [Member]
Sensitivity Analysis - Trading Portfolio
Risk Factors	[1]	R$ (79,852)	R$ (149,390)
Definition		Exposure subject to exchange rate variations	Exposure subject to exchange rate variations
Scenario 3 [Member] | Equities [Member]
Sensitivity Analysis - Trading Portfolio
Risk Factors	[1]	R$ (17,712)	R$ (11,420)
Definition		Exposure subject to variation in stock prices	Exposure subject to variation in stock prices
Scenario 3 [Member] | Sovereign/Eurobonds and Treasuries [Member]
Sensitivity Analysis - Trading Portfolio
Risk Factors	[1]	R$ (23,430)	R$ (56,736)
Definition		Exposure subject to variations in the interest rate of securities traded on the international market	Exposure subject to variations in the interest rate of securities traded on the international market
Scenario 3 [Member] | Other [Member]
Sensitivity Analysis - Trading Portfolio
Risk Factors	[1]	R$ (82)	R$ (52)
Definition		Exposure not classified in other definitions	Exposure not classified in other definitions
Scenario 3 [Member] | Total excluding correlation of risk factors [Member]
Sensitivity Analysis - Trading Portfolio
Risk Factors	[1]	R$ (234,971)	R$ (302,472)
Scenario 3 [Member] | Total including correlation of risk factors [Member]
Sensitivity Analysis - Trading Portfolio
Risk Factors	[1]	R$ (147,689)	R$ (145,411)

[1]	Values net of taxes.